UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

--------

The Oberweis Funds
------------------------

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

OBERWEIS MICRO-CAP FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.2%
AGRICULTURAL MACHINERY	1.4%
ALAMO GROUP, INC.*		6,100	$385,093

AUTO PARTS	4.5%
GENTHERM, INC.*		15,300	772,803
TOWER INTERNATIONAL, INC.*		16,300	433,580
			1,206,383

BACK OFFICE SUPPORT	2.5%
NV5 HLDGS., INC.*		28,800	471,168
THE HACKETT GROUP, INC.*		22,000	196,680
			667,848

BANKS - DIVERSIFIED	4.1%
BRIDGE BANCORP, INC.		14,300	369,369
CENTERSTATE BANKS, INC.		30,800	366,828
EAGLE BANCORP, INC.*		9,380	360,192
			1,096,389

BANKS-SAVINGS/THRIFTS & MORTGAGE LENDING	1.9%
BOFI HLDG., INC.*		5,576	518,791

BIOTECHNOLOGY	8.4%
ANI PHARMACEUTICALS, INC.*		7,200	450,360
HYPERION THERAPEUTICS, INC.*		11,700	537,030
LIGAND PHARMACEUTICALS, INC.*		7,200	555,192
MIMEDX GROUP, INC.*		32,000	332,800
SUCAMPO PHARMACEUTICALS, INC.*		23,800	370,328
			2,245,710

BUILDING MATERIALS	4.2%
LSI INDUSTRIES, INC.		50,000	407,500
PATRICK INDUSTRIES, INC.*		3,600	224,172
PGT, INC.*		44,800	500,640
			1,132,312

COMMUNICATIONS	0.8%
SHORETEL, INC.*		30,200	205,964

COMPUTER SERVICES SOFTWARE & SYSTEMS	8.6%
AUTOBYTEL, INC.*		15,100	223,027
CALLIDUS SOFTWARE, INC.*		33,200	420,976
MERCURY SYSTEMS, INC.*		22,900	356,095
QAD INC.*		15,100	365,420
THE RUBICON PROJECT, INC.*		34,900	625,408
VASCO DATA SECURITY INTERNATIONAL, INC.*		14,500	312,330
			2,303,256

COMPUTER TECHNOLOGY	5.4%
DOT HILL SYSTEMS CORP.*		68,000	360,400
PLANAR SYSTEMS, INC.*		56,300	354,127
SILICOM LTD.*		8,700	359,484
XPLORE TECHNOLOGIES CORP.*		57,400	364,490
			1,438,501
CONSUMER LENDING	2.9%
CONSUMER PORTFOLIO SERVICES, INC.*		49,700	347,403
LENDINGTREE, INC.*		7,400	414,474
			761,877

CONTROL & FILTER EQUIPMENT	1.3%
MAGNETEK, INC.*		9,000	346,680

ELECTRONIC ENTERTAINMENT	1.4%
DTS, INC.*		10,700	364,549

ENTERTAINMENT	1.0%
RENTRAK CORP.*		4,700	261,132

FORM & BULK PRINTING SERVICES	1.4%
MULTI-COLOR CORP.*		5,500	381,315

HEALTH CARE FACILITIES	1.7%
AAC HLDGS. INC.*		14,700	449,526

HEALTH CARE MANAGEMENT	2.0%
HEALTHEQUITY, INC.*		21,100	527,289

HEALTH CARE SERVICES	4.6%
ALMOST FAMILY, INC.*		2,120	94,785
AMN HEALTHCARE SERVICES, INC.*		15,800	364,506
LHC GROUP, INC.*		12,100	399,663
OMNICELL, INC.*		10,100	354,510
			1,213,464

HOTELS & MOTELS	1.4%
THE MARCUS CORP.*		17,200	366,188

HOUSEHOLD FURNISHINGS	1.5%
KIRKLANDS, INC.*		16,500	391,875

INSURANCE - PROPERTY-CASUALTY	1.0%
HERITAGE INSURANCE HLDGS., INC.*		12,000	264,120

INTERNATIONAL TRADING	0.8%
RADIANT LOGISTICS, INC.*		38,000	196,840

LEISURE TIME	1.3%
SMITH & WESSON HLDG., CORP.*		27,000	343,845

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	6.1%
ATRICURE, INC.*		19,600	401,604
CARDIOVASCULAR SYSTEMS, INC.*		10,100	394,304
INTERSECT ENT, INC.*		11,600	299,628
VASCULAR SOLUTIONS, INC.*		17,686	536,240
			1,631,776

MEDICAL EQUIPMENT	4.0%
INOGEN, INC.*		16,600	531,034
IRADIMED CORP.*		20,000	304,600
SYNERON MEDICAL LTD.*		17,800	220,364
			1,055,998

OIL CRUDE PRODUCER	2.5%
CALLON PETROLEUM CO.*		36,900	275,643
RING ENERGY, INC.*		37,900	402,498
			678,141

OIL WELL EQUIPMENT & SERVICES	0.7%
FLOTEK INDUSTRIES, INC.*		11,600	170,984

PHARMACEUTICALS	1.5%
CAMBREX CORP.*		10,000	396,300

PUBLISHING	1.0%
MARTHA STEWART LIVING OMNIMEDIA, INC.*		42,100	273,650

RENTAL & LEASING	1.3%
NEFF CORP.*		33,000	347,820

SEMICONDUCTORS & COMPONENTS	7.4%
EMCORE CORP.*		33,500	182,240
EXAR CORP.*		33,400	335,670
INPHI CORP.*		38,700	690,021
MAXLINEAR, INC.*		44,100	358,533
PERICOM SEMICONDUCTOR CORP.		26,800	414,596
			1,981,060

SPECIALTY RETAIL	3.6%
BUILD-A-BEAR WORKSHOP, INC.*		29,300	575,745
SHOE CARNIVAL, INC.*		13,000	382,720
			958,465

TEXTILES - APPAREL & SHOES	1.7%
G-III APPAREL GROUP LTD.*		4,000	450,600

TRUCKERS	1.5%
COVENANT TRANSPORTATION GROUP, INC.*		12,300	407,868

UTILITIES - TELECOMMUNICATIONS	2.8%
8X8, INC.*		42,500	357,000
INCONTACT, INC.*		35,400	385,860
			742,860

TOTAL EQUITIES
(COST: $23,107,568)			$26,164,469

TOTAL INVESTMENTS	98.2%
(COST: $23,107,568)			$26,164,469

OTHER ASSETS LESS LIABILITIES	1.8%		490,258

NET ASSETS - 100% (EQUIVALENT TO $17.26 PER SHARE BASED ON 1,544,607 SHARES OUTSTANDING)			$26,654,727

Cost of Investments is $23,285,239 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$3,367,428
Gross unrealized depreciation			(488,198)
Net unrealized appreciation			$2,879,230

* Non-income producing security during the period ended March 31, 2015

OBERWEIS EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS(a)

MARCH 31, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	101.4%
AUSTRALIA	1.1%
ORORA LTD.*		325,200	$560,412

CANADA	2.0%
COTT CORP.*		54,900	514,413
EXCO TECHNOLOGIES LTD.		43,800	513,524
			1,027,937

CHINA	15.6%
21VIANET GROUP, INC. ADS*		30,600	540,396
CHINA BIOLOGIC PRODUCTS, INC.*		6,200	592,162
CHINA DISTANCE EDUCATION HLDGS. LTD.*		27,900	467,604
CHINA MOBILE GAMES AND ENTERTAINMENT GROUP LTD. ADS*		50,700	845,169
CHINA TAIPING INSURANCE HLDGS. CO. LTD.*		305,000	1,040,416
CT ENVIRONMENTAL GROUP LTD.*		556,000	598,937
DYNAGREEN ENVIRONMENTAL PROTECTION GROUP CO. LTD.*		1,130,000	770,319
IKANG HEALTHCARE GROUP, INC.*		38,600	626,092
TARENA INTERNATIONAL, INC. ADS*		92,129	896,415
VIPSHOP HLDGS. LTD. ADS*		51,300	1,510,272
			7,887,782

DENMARK	1.0%
PANDORA A/S		5,500	500,744

FINLAND	0.6%
KONECRANES OYJ		9,600	302,512

GERMANY	3.6%
BASLER AG*		9,100	495,255
DIALOG SEMICONDUCTOR PLC*		17,900	805,182
ISRA VISION AG		7,500	513,848
			1,814,285

HONG KONG	2.7%
FIH MOBILE LTD.*		1,458,000	772,941
PAX GLOBAL TECHNOLOGY LTD.*		565,000	590,908
			1,363,849

JAPAN	10.5%
ALPS ELECTRIC CO. LTD.		22,100	532,153
CYBERAGENT, INC.*		15,300	876,342
FINANCIAL PRODUCTS GROUP CO. LTD.*		73,500	810,946
M3, INC.		35,400	751,007
MISUMI GROUP, INC.		17,800	717,363
OPEN HOUSE CO. LTD.*		25,700	604,008
TECHNOPRO HLDGS., INC.*		41,200	977,457
			5,269,276

SOUTH KOREA	2.7%
GREEN CROSS CORP.*		3,300	522,719
HANSSEM CO. LTD.*		4,900	814,188
			1,336,907

SWEDEN	0.9%
RAYSEARCH LABORATORIES AB*		55,900	470,583

SWITZERLAND	2.2%
AMS AG*		12,300	587,274
INFICON HLDG. AG*		1,400	500,257
			1,087,531

UNITED KINGDOM	3.4%
ESSENTRA PLC*		34,100	501,282
HOWDEN JOINERY GROUP PLC*		112,800	740,387
THOMAS COOK GROUP PLC*		214,800	462,580
			1,704,249

UNITED STATES OF AMERICA	55.1%
ABIOMED, INC.*		12,200	873,276
ANI PHARMACEUTICALS, INC.*		10,400	650,520
ASTRONICS CORP.*		10,160	748,792
BOFI HLDG., INC.*		9,400	874,576
BONANZA CREEK ENERGY, INC.*		24,053	593,147
CALLIDUS SOFTWARE, INC.*		37,100	470,428
CARDIOVASCULAR SYSTEMS, INC.*		19,800	772,992
COMSCORE, INC.*		9,500	486,400
DIAMONDBACK ENERGY, INC.*		8,600	660,824
DIPLOMAT PHARMACY, INC.*		49,785	1,721,565
ENVESTNET, INC.*		15,000	841,200
FINANCIAL ENGINES, INC.		20,900	874,247
G-III APPAREL GROUP LTD.*		7,100	799,815
GENTHERM, INC.*		25,700	1,298,107
HEALTHEQUITY, INC.*		27,100	677,229
INPHI CORP.*		30,900	550,947
INSPERITY, INC.		9,500	496,755
LIGAND PHARMACEUTICALS, INC.*		17,200	1,326,292
LOGMEIN, INC.*		12,100	677,479
MAXIMUS, INC.		10,000	667,600
METHODE ELECTRONICS, INC.		25,200	1,185,408
MIMEDX GROUP, INC.*		113,300	1,178,320
NV5 HLDGS., INC.*		53,200	870,352
OMNICELL, INC.*		14,800	519,480
PGT, INC.*		49,200	549,810
PLANAR SYSTEMS, INC.*		70,400	442,816
SKECHERS USA, INC.*		15,400	1,107,414
SPECTRANETICS CORP.*		20,800	723,008
SUPER MICRO COMPUTER, INC.*		17,000	564,570
SYNAPTICS, INC.*		12,700	1,032,574
SYNCHRONOSS TECHNOLOGIES, INC.*		22,200	1,053,612
SYNERGY RESOURCES CORP.*		50,000	592,500
THE RUBICON PROJECT, INC.*		43,800	784,896
WAGEWORKS, INC.*		7,800	415,974
ZELTIQ AESTHETICS, INC.*		22,800	702,924
			27,785,849

TOTAL EQUITIES
(COST: $40,202,742)			$51,111,916

TOTAL INVESTMENTS	101.4%
(COST: $40,202,742)			$51,111,916

OTHER LIABILITIES LESS ASSETS	(1.4%)		(705,871)

NET ASSETS - 100% (EQUIVALENT TO $27.84 PER SHARE BASED ON 1,810,411 SHARES OUTSTANDING)			$50,406,045

Cost of Investments is $40,280,688 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$11,611,222
Gross unrealized depreciation			(779,994)
Net unrealized appreciation			$10,831,228

* Non-income producing security during the period ended March 31, 2015

ADS - American depositary share

(a) Certain securities were fair valued under the discretion of the Board of Trustees

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	18.8%
Consumer Staples	4.4%
Energy	3.7%
Financials	8.3%
Health Care	20.6%
Industrials	12.6%
Information Technology	29.7%
Materials	2.1%
Utilities	1.2%

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.3%
AEROSPACE	1.7%
ASTRONICS CORP.*		2,092	$154,180

AGRICULTURAL MACHINERY	1.6%
ALAMO GROUP, INC.*		2,300	145,199

AIR TRANSPORTATION	1.3%
SPIRIT AIRLINES, INC.*		1,600	123,776

ASSET MANAGEMENT & CUSTODIAN	1.2%
FINANCIAL ENGINES, INC.		2,700	112,941

AUTO PARTS	1.5%
GENTHERM, INC.*		2,700	136,377

BACK OFFICE SUPPORT	2.8%
INSPERITY, INC.		2,700	141,183
WAGEWORKS, INC.*		2,200	117,326
			258,509

BANKS - DIVERSIFIED	3.4%
FIRST NBC BANK HLDG. CO.*		3,600	118,728
PRIVATEBANCORP, INC.		2,900	101,993
STATE BANK FINANCIAL CORP.		4,500	94,500
			315,221

BIOTECHNOLOGY	6.4%
ANI PHARMACEUTICALS, INC.*		1,800	112,590
CHARLES RIVER LABORATORIES INTERNATIONAL, INC.*		1,500	118,935
ICON PLC*		1,800	126,954
LIGAND PHARMACEUTICALS, INC.*		1,600	123,376
MIMEDX GROUP, INC.*		9,900	102,960
			584,815

BUILDING MATERIALS	3.2%
HEADWATERS, INC.*		7,300	133,882
TREX CO., INC.*		2,900	158,137
			292,019

COMMERCIAL VEHICLES	0.9%
WABASH NATIONAL CORP.*		6,100	86,010

COMMUNICATIONS	4.0%
DIGITALGLOBE, INC.*		3,500	119,245
INFINERA CORP.*		7,000	137,690
QLOGIC CORP.*		7,600	112,024
			368,959

COMPUTER SERVICES SOFTWARE & SYSTEMS	11.1%
BARRACUDA NETWORKS, INC.*		2,600	100,022
COMSCORE, INC.*		2,800	143,360
INFOBLOX, INC.*		4,900	116,963
LOGMEIN, INC.*		2,200	123,178
SPS COMMERCE, INC.*		2,100	140,910
SYNCHRONOSS TECHNOLOGIES, INC.*		3,300	156,618
THE RUBICON PROJECT, INC.*		6,400	114,688
VERINT SYSTEMS, INC.*		2,000	123,860
			1,019,599

COMPUTER TECHNOLOGY	3.1%
SUPER MICRO COMPUTER, INC.*		2,500	83,025
SYNAPTICS, INC.*		2,500	203,263
			286,288

DIVERSIFIED MATERIALS & PROCESSING	1.3%
BELDEN, INC.		1,300	121,628

DRUG & GROCERY STORE CHAINS	2.8%
DIPLOMAT PHARMACY, INC.*		7,300	252,434

ELECTRONICS COMPONENTS	1.5%
METHODE ELECTRONICS, INC.		3,000	141,120

FOODS	0.6%
THE HAIN CELESTIAL GROUP, INC.*		900	57,645

FINANCIAL DATA & SYSTEMS	1.2%
CARDTRONICS, INC.*		3,000	112,680

FORMS AND BULK PRINTING SERVICES	1.6%
MULTI-COLOR CORP.		2,100	145,593

HEALTHCARE FACILITIES	2.1%
AMSURG CORP.*		1,800	110,736
UNIVERSAL HEALTH SERVICES, INC.		700	82,397
			193,133
HEALTHCARE MANAGEMENT	2.3%
CENTENE CORP.*		1,600	113,104
HEALTHEQUITY, INC.*		4,000	99,960
			213,064

HEALTHCARE SERVICES	3.9%
AMN HEALTHCARE SERVICES, INC.*		5,900	136,113
OMNICELL, INC.*		3,100	108,810
TEAM HEALTH HLDGS. INC.*		2,000	117,020
			361,943

LEISURE TIME	1.3%
INTERVAL LEISURE GROUP, INC.		4,600	120,566

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	4.5%
ABIOMED, INC.*		2,200	157,476
CARDIOVASCULAR SYSTEMS, INC.*		4,200	163,968
NUVASIVE, INC.*		2,000	91,980
			413,424

MEDICAL EQUIPMENT	3.7%
DEXCOM, INC.*		3,900	243,126
NATUS MEDICAL, INC.*		2,500	98,675
			341,801

MORTGAGE LENDING BANKS	1.3%
BOFI HLDG., INC.*		1,300	120,952

MULTI-LINE INSURANCE	0.9%
NATIONAL GENERAL HLDGS. CORP.		4,500	84,150

OIL CRUDE PRODUCER	5.4%
BONANZA CREEK ENERGY, INC.*		2,000	49,320
CALLON PETROLEUM CO.*		16,300	121,761
DIAMONDBACK ENERGY, INC.*		1,700	130,628
GULFPORT ENERGY CORP.*		1,500	68,865
RING ENERGY, INC.*		12,000	127,440
			498,014

OIL REFINING & MARKETING	1.5%
WORLD FUEL SERVICES CORP.		2,300	132,204

PHARMACEUTICALS	3.0%
CAMBREX CORP.*		4,100	162,483
PHIBRO ANIMAL HEALTH CORP.		3,200	113,312
			275,795

PHOTOGRAPHY	1.3%
IMAX CORP.*		3,500	117,985

RAILROAD EQUIPMENT	1.1%
WABTEC CORP.		1,100	104,511

RESTAURANTS	1.3%
BLOOMIN' BRANDS, INC.		4,700	114,351

SCIENTIFIC INSTRUMENTS: ELECTRICAL	1.4%
A.O. SMITH CORP.		2,000	131,320

SECURITIES BROKERAGE & SERVICES	1.6%
INVESTMENT TECHNOLOGY GROUP, INC.*		4,700	142,457

SEMICONDUCTORS & COMPONENTS	2.5%
INTEGRATED DEVICE TECHNOLOGY, INC.*		5,500	110,110
MELLANOX TECHNOLOGIES, LTD.*		2,700	122,418
			232,528

SHIPPING	1.4%
HUNTINGTON INGALLS INDUSTRIES, INC.		900	126,135

SPECIALTY RETAIL	2.6%
BROWN SHOE CO., INC.		3,500	114,800
EXPRESS, INC.*		7,500	123,975
			238,775

TEXTILES - APPAREL & SHOES	3.1%
OXFORD INDUSTRIES, INC.*		1,500	113,175
SKECHERS USA, INC.*		2,400	172,584
			285,759

WHOLESALE & INTERNATIONAL TRADE	0.9%
CAESARSTONE SDOT-YAM LTD.*		1,400	84,994

TOTAL EQUITIES
(COST: $7,006,869)			$9,048,854

TOTAL INVESTMENTS	98.3%
(COST: $7,006,869)			$9,048,854

OTHER ASSETS LESS LIABILITIES	1.7%		160,123

NET ASSETS - 100% (EQUIVALENT TO $16.11 PER SHARE BASED ON 571,717 SHARES OUTSTANDING)			$9,208,977

Cost of Investments is $7,010,124 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$2,118,016
Gross unrealized depreciation			(79,286)
Net unrealized appreciation			$2,038,730

* Non-income producing security during the period ended March 31, 2015

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS(a)
MARCH 31, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	97.1%
AIR FREIGHT & LOGISTICS	2.2%
SINOTRANS LTD.*		6,000,000	$3,448,992

AIRLINES	1.9%
CHINA SOUTHERN AIRLINES CO. LTD.*		4,000,000	2,889,574

AUTO COMPONENTS	0.7%
FUYAO GLASS INDUSTRY GROUP CO. LTD.*		46,000	112,735
XINCHEN CHINA POWER HLDGS. LTD.*		2,500,000	978,401
			1,091,136

AUTOMOBILES	2.1%
GREAT WALL MOTOR CO. LTD.*		450,000	3,172,318

BIOTECHNOLOGY	5.1%
CHINA BIOLOGIC PRODUCTS, INC.*		50,000	4,775,500
LUYE PHARMA GROUP LTD.*		2,500,000	3,027,042
			7,802,542

CAPITAL MARKETS	0.8%
NOAH HLDGS. LTD. ADS*		50,000	1,169,000

COMMERCIAL SERVICE & SUPPLY	10.2%
CHINA EVERBRIGHT INTERNATIONAL LTD.*		3,500,000	5,870,142
DYNAGREEN ENVIRONMENTAL PROTECTION GROUP. CO. LTD.*		5,000,000	3,408,490
KANGDA INTERNATIONAL ENVIRONMENTAL CO. LTD.*		5,000,000	2,194,656
SOUND GLOBAL LTD.*		5,000,000	4,063,101
			15,536,389

CONSTRUCTION & ENGINEERING	2.5%
CHINA COMMUNICATIONS CONSTRUCTION CO. LTD.*		2,000,000	2,818,089
CHINA SINGYES SOLAR TECHNOLOGIES HLDGS. LTD.*		700,000	955,786
			3,773,875

DIVERSIFIED CONSUMER SERVICES	3.8%
CHINA DISTANCE EDUCATION HLDGS. LTD.		135,000	2,262,600
TARENA INTERNATIONAL, INC. ADS*		360,000	3,502,800
			5,765,400

ELECTRICAL EQUIPMENT	3.2%
BOER POWER HLDGS. LTD.		1,500,000	2,239,484
ZHUZHOU CSR TIMES ELECTRIC CO. LTD.*		400,000	2,631,155
			4,870,639

ELECTRONIC EQUIPMENT & INSTRUMENTS	2.8%
FIH MOBILE LTD.*		2,200,000	1,166,304
PAX GLOBAL TECHNOLOGY LTD.*		3,000,000	3,137,565
			4,303,869

FOOD PRODUCTS	0.4%
WH GROUP LTD.*		1,000,000	568,008

HEALTHCARE EQUIPMENT & SUPPLIES	0.4%
PW MEDTECH GROUP LTD.*		1,800,000	679,559

HEALTHCARE PROVIDERS & SERVICES	4.1%
CHINA PIONEER PHARMA HLDGS. LTD.*		5,000,000	3,195,145
IKANG HEALTHCARE GROUP, INC. ADS*		190,000	3,081,800
			6,276,945

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS	6.6%
CGN MEIYA POWER HLDGS. CO. LTD*		3,000,000	876,662
CGN POWER CO. LTD.*		5,000,000	2,153,701
HUADIAN POWER INTERNATIONAL CORP. LTD.*		7,000,000	5,839,308
HUANENG POWER INTERNATIONAL, INC.*		1,000,000	1,187,676
			10,057,347

INSURANCE	6.4%
CHINA TAIPING INSURANCE HLDGS. CO. LTD.*		1,000,000	3,411,199
PING AN INSURANCE GROUP CO. OF CHINA LTD.*		530,000	6,358,175
			9,769,374

INTERNET & CATALOG RETAIL	8.9%
JD.COM INC.*		65,000	1,909,700
VIPSHOP HLDGS. LTD. ADS*		400,000	11,776,000
			13,685,700

INTERNET SOFTWARE & SERVICES	12.4%
ALIBABA GROUP HLDG. LTD.*		22,000	1,831,280
BAIDU, INC.*		6,000	1,250,400
BITAUTO HLDGS. LTD. ADS*		45,000	2,289,600
NETEASE.COM, INC. ADS		50,000	5,265,000
QIHOO 360 TECHNOLOGY CO. LTD. ADS*		35,000	1,792,000
TENCENT HLDGS. LTD.*		350,000	6,646,429
			19,074,709

MACHINERY	0.5%
EVA PRECISION INDUSTRIAL HLDGS. LTD.*		2,500,000	751,448

METALS & MINING	1.5%
FOSUN INTERNATIONAL LTD.*		1,200,000	2,321,787

PAPER & FOREST PRODUCTS	0.0%
CHINA FORESTRY HLDGS. LTD.*		5,760,000	-

PHARMACEUTICALS	2.3%
LIJUN INTERNATIONAL PHARMACEUTICAL HLDG. CO. LTD.*		8,000,000	3,497,207

REAL ESTATE MANAGEMENT & DEVELOPMENT	8.5%
CHINA OVERSEAS LAND & INVESTMENT LTD.*		1,150,000	3,713,785
CHINA RESOURCES LAND LTD.*		2,000,444	5,653,634
DALIAN WANDA COMMERCIAL PROPERTIES CO. LTD.*		250,000	1,549,731
KWG PROPERTY HLDG. LTD.*		3,000,000	2,128,368
			13,045,518

ROAD & RAIL	1.5%
CAR, INC.*		1,200,000	2,276,358

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT	1.7%
CANADIAN SOLAR, INC.*		45,000	1,502,550
XINYI SOLAR HLDGS. LTD.*		3,500,000	1,084,893
			2,587,443

SOFTWARE	2.9%
CHINACACHE INTERNATIONAL HLDGS. LTD. ADS*		100,000	1,187,000
CHINA MOBILE GAMES & ENTERTAINMENT GROUP LTD. ADS*		200,000	3,334,000
			4,521,000

TRANSPORTATION INFRASTRUCTURE	1.1%
SHENZHEN INTERNATIONAL HLDGS. LTD.*		200,000	301,601
XIAMEN INTERNATIONAL PORT CO. LTD.*		5,000,000	1,419,376
			1,720,977

UTILITIES - GAS	0.8%
CHINA GAS HLDGS. LTD.		800,000	1,309,005

UTILITIES - WATER	1.8%
CT ENVIRONMENTAL GROUP LTD.*		2,500,000	2,693,062

TOTAL EQUITIES
(COST: $114,143,647)			$148,659,181

TOTAL INVESTMENTS	97.1%
(COST: $114,143,647)			$148,659,181

OTHER ASSETS LESS LIABILITIES	2.9%		4,408,306

NET ASSETS - 100% (EQUIVALENT TO $14.45 PER SHARE BASED ON 10,596,437 SHARES OUTSTANDING)			$153,067,487

Cost of Investments is $117,040,665 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			39,424,915
Gross unrealized depreciation			(7,806,399)
Net unrealized appreciation			$31,618,516

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended March 31, 2015

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China (Includes the People's Republic of China and Hong Kong)	97.1%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS(a)

MARCH 31, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	94.5%
AUSTRALIA	4.0%
DOMINO'S PIZZA ENTERPRISES LTD.		141,100	$3,979,839
ECHO ENTERTAINMENT GROUP LTD.		998,800	3,426,457
ORORA LTD.		4,117,800	7,096,140
QANTAS AIRWAYS LTD.*		1,742,800	4,133,923
			18,636,359

CANADA	8.1%
CCL INDUSTRIES, INC.		33,040	3,717,196
COTT CORP.		571,364	5,353,681
DIRTT ENVIRONMENTAL SOLUTIONS LTD.*		300,100	1,570,869
DOLLARAMA, INC.		116,700	6,523,259
DOMINION DIAMOND CORP.*		271,500	4,638,607
FIRSTSERVICE CORP.		72,000	4,659,593
KEYERA CORP.		49,500	3,292,575
NEVSUN RESOURCES LTD.		660,600	2,227,035
PAREX RESOURCES, INC.*		419,247	2,671,185
SECURE ENERGY SERVICES, INC.		228,600	2,916,608
			37,570,608

CHINA	1.9%
CHINA TAIPING INSURANCE HLDGS. CO. LTD.*		2,632,440	8,979,776

DENMARK	6.2%
GENMAB A/S*		102,700	7,707,688
PANDORA A/S		98,900	9,004,295
ROYAL UNIBREW A/S*		17,792	2,982,012
SYDBANK A/S		112,750	3,529,338
WILLIAM DEMANT HLDG. A/S*		65,300	5,544,490
			28,767,823

FINLAND	2.6%
HUHTAMAKI OYJ*		173,138	5,385,820
KONECRANES OYJ		72,400	2,281,441
OUTOKUMPU OYJ*		406,300	3,229,080
UPONOR OYJ		59,483	1,005,045
			11,901,386

FRANCE	4.1%
APERAM SA*		138,100	5,539,755
EURONEXT NV*		131,600	5,561,430
METROPOLE TELEVISION SA*		173,500	3,479,514
TELEPERFORMANCE SA*		66,900	4,584,851
			19,165,550

GERMANY	4.9%
AURELIUS AG*		61,048	2,549,529
DIALOG SEMICONDUCTOR PLC*		238,126	10,711,445
KION GROUP AG*		56,906	2,326,593
SIXT SE*		66,857	2,970,672
STROEER MEDIA SE*		118,400	4,042,405
			22,600,644

HONG KONG	1.2%
SMARTONE TELECOMMUNICATIONS HLDGS. LTD.		2,952,000	5,637,308

IRELAND	2.1%
ICON PLC*		134,600	9,493,338

ITALY	4.8%
ASTALDI SPA*		299,100	2,528,907
AZIMUT HLDG. SPA*		213,500	6,085,737
BREMBO SPA*		120,411	4,920,511
ERG SPA*		145,200	1,900,090
MONCLER SPA*		281,000	4,710,889
SALINI IMPREGILO SPA*		530,400	2,284,142
			22,430,276

JAPAN	25.1%
AIDA ENGINEERING LTD.		329,500	3,778,434
ALPS ELECTRIC CO. LTD.		236,600	5,697,168
ASAHI INTECC CO. LTD.*		31,400	2,191,419
CYBERAGENT, INC.*		214,800	12,303,160
DAIHO CORP.		726,000	3,730,070
FINANCIAL PRODUCTS GROUP CO. LTD.*		357,000	3,938,882
FOSTER ELECTRIC CO. LTD.		178,700	4,451,780
FUJI MACHINE MANUFACTURING CO. LTD.		216,400	2,457,245
M3, INC.		229,000	4,858,206
MABUCHI MOTOR CO. LTD.*		129,000	6,824,345
MISUMI GROUP, INC.		129,500	5,219,020
OPEN HOUSE CO. LTD.*		159,400	3,746,259
SANTEN PHARMACEUTICAL CO. LTD.		422,100	6,156,676
SHIMADZU CORP.		204,000	2,271,929
TAKEUCHI MANUFACTURING CO. LTD.		120,700	5,454,066
TECHNOPRO HLDGS., INC.*		327,700	7,774,578
TEIJIN LTD.		1,798,000	6,100,270
TEMP HLDGS. CO. LTD.		78,800	2,718,898
TOWA PHARMACEUTICAL CO. LTD.		89,900	5,139,383
TREND MICRO, INC.*		72,000	2,372,436
TSURUHA HLDGS., INC.*		98,100	7,509,699
ZENKOKU HOSHO CO. LTD.		301,300	11,286,734
			115,980,657

NETHERLANDS	1.6%
ASM INTERNATIONAL NV*		31,800	1,466,165
BE SEMICONDUCTOR INDUSTRIES NV*		100,145	3,201,130
KONINKLIJKE BAM GROEP NV*		664,000	2,958,013
			7,625,308

NEW ZEALAND	1.0%
AIR NEW ZEALAND LTD.		1,616,242	3,287,462
MERIDIAN ENERGY LTD.		980,100	1,481,654
			4,769,116

SPAIN	1.6%
GAMESA CORP. TECHNOLOGICA SA*		574,583	7,236,162

SWEDEN	5.7%
HEXPOL AB*		43,990	4,429,500
HUSQVARNA AB*		886,200	6,419,224
INWIDO AB*		333,900	3,458,793
MEDA AB*		286,300	4,523,841
MYCRONIC AB*		654,000	4,049,899
SECURITAS AB*		234,100	3,360,817
			26,242,074

SWITZERLAND	4.8%
AMS AG*		222,697	10,632,854
FORBO HLDG. AG*		2,252	2,672,413
U-BLOX AG*		52,032	9,033,747
			22,339,014

UNITED KINGDOM	14.8%
ABCAM PLC		219,600	1,577,432
ASHTEAD GROUP PLC		174,900	2,805,120
ASOS PLC*		63,422	3,394,916
AUTO TRADER GROUP PLC*		152,400	569,154
BETFAIR GROUP PLC*		131,000	4,330,890
BRITVIC PLC		352,261	3,824,496
CREST NICHOLSON HLDGS. PLC		605,700	3,814,445
DOMINO'S PIZZA GROUP PLC		378,300	4,349,917
ESSENTRA PLC		435,000	6,394,648
HOWDEN JOINERY GROUP PLC*		1,163,800	7,638,851
IG GROUP HLDGS. PLC		432,905	4,545,920
JOHN WOOD GROUP PLC*		131,700	1,236,136
PETROFAC LTD.*		285,200	4,015,266
REDROW PLC		1,016,300	5,400,064
RIGHTMOVE PLC*		106,200	4,711,619
THOMAS COOK GROUP PLC*		3,212,200	6,917,595
VIRGIN MONEY HLDGS. UK PLC*		476,500	2,797,573
			68,324,042

TOTAL EQUITIES
(COST: $400,622,568)			$437,699,441

TOTAL INVESTMENTS	94.5%
(COST: $400,622,568)			$437,699,441

OTHER ASSETS LESS LIABILITIES	5.5%		25,265,548

NET ASSETS - 100% (EQUIVALENT TO $19.87 PER SHARE BASED ON 23,294,841 SHARES OUTSTANDING)			$462,964,989

Cost of investments is $406,688,332 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$38,650,580
Gross unrealized depreciation			(7,639,471)
Net unrealized appreciation			$31,011,109

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended March 31, 2015

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	23.1%
Consumer Staples	4.2%
Energy	3.5%
Financials	12.5%
Health Care	10.2%
Industrials	18.3%
Information Technology	10.7%
Materials	10.5%
Telecommunication Services	1.2%
Utilities	0.3%

OBERWEIS ASIA OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS(a)

MARCH 31, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	95.1%
AUSTRALIA	6.2%
ESTIA HEALTH LTD.*		18,000	$84,043
GREENCROSS LTD.		8,000	48,522
ILUKA RESOURCES LTD.		5,000	32,231
ISENTIA GROUP LTD.		10,000	27,806
KAROON GAS AUSTRALIA LTD.*		15,000	24,504
SIRIUS RESOURCES NL*		15,000	30,901
SURFSTITCH GROUP LTD.*		20,000	20,337
SYRAH RESOURCES LTD.*		6,952	19,537
WESTERN AREAS LTD.		15,000	40,521
			328,402

CHINA	26.1%
BAIDU.COM, INC. ADS*		150	31,260
CGN POWER CO. LTD.*		70,000	30,152
CHINA COMMUNICATIONS CONSTRUCTION CO. LTD.*		15,000	21,136
CHINA DISTANCE EDUCATION HLDGS. LTD.		2,000	33,520
CHINA OVERSEAS LAND & INVESTMENT LTD.*		10,000	32,294
CHINA RESOURCES LAND LTD.*		50,000	141,309
CHINA SOUTHERN AIRLINES CO. LTD.*		150,000	108,359
DYNAGREEN ENVIRONMENTAL PROTECTION GROUP CO. LTD.*		30,000	20,451
FIH MOBILE LTD.*		100,000	53,014
KWG PROPERTY HLDG. LTD.*		200,000	141,891
NOAH HLDGS. LTD. ADS*		3,500	81,830
PAX GLOBAL TECHNOLOGY LTD.*		100,000	104,585
PING AN INSURANCE GROUP CO. OF CHINA LTD.*		15,000	179,948
SINOTRANS LTD.*		70,000	40,238
SOUND GLOBAL LTD.*		100,000	81,262
TARENA INTERNATIONAL INC. ADS*		8,000	77,840
TENCENT HLDGS. LTD.*		3,000	56,969
VIPSHOP HLDGS. LTD. ADS*		5,000	147,200
			1,383,258

INDIA	31.8%
AIA ENGINEERING LTD.*		5,000	100,143
ARVIND LTD.*		15,000	62,767
AUROBINDO PHARMA LTD.		11,000	214,914
AXIS BANK LTD.*		8,000	71,750
BERGER PAINTS INDIA LTD.		10,000	33,341
BHARAT FORGE LTD.		9,000	183,721
COX & KINGS LTD.*		10,000	51,829
EICHER MOTORS LTD.		600	152,632
FINOLEX CABLES LTD.*		10,000	45,546
GLENMARK PHARMACEUTICALS LTD.*		11,000	138,183
INFO EDGE INDIA LTD.*		2,000	26,842
JUST DIAL LTD.*		1,200	25,377
KAVERI SEED CO. LTD.		6,000	94,389
MARICO KAYA ENTERPRISES LTD.*		4,000	97,290
MOTHERSON SUMI SYSTEMS LTD.*		15,000	123,290
REDINGTON INDIA LTD.*		35,000	73,413
SKS MICROFINANCE LTD.*		12,000	87,923
VA TECH WABAG LTD.*		3,000	39,232
VOLTAS LTD.*		15,000	67,132
			1,689,714

INDONESIA	5.9%
PT JASA MARGA PERSERO TBK		200,000	110,018
PT LINK NET TBK*		100,000	45,698
PT PAKUWON JATI TBK*		2,500,000	98,424
PT SUMMARECON AGUNG TBK*		450,000	59,125
			313,265

JAPAN	8.6%
ALPS ELECTRIC CO. LTD.		4,000	96,317
ASAHI INTECC CO. LTD.*		500	34,895
CYBERAGENT, INC.*		600	34,366
DISCO CORP.		400	40,812
H.I.S. CO. LTD.*		1,000	35,117
KAKEN PHARMACEUTICAL CO. LTD.		1,000	28,910
LAOX CO. LTD.*		20,000	48,608
MISUMI GROUP, INC.		2,000	80,603
TECHNOPRO HLDGS. INC.*		1,000	23,725
TEMP HLDGS. CO. LTD.		1,000	34,504
			457,857

SOUTH KOREA	13.2%
ASIANA AIRLINES, INC.*		3,000	24,282
CELL BIOTECH CO. LTD.*		500	29,608
CJ E&M CORP.*		500	24,513
COSMAX, INC.*		1,000	122,846
GREEN CROSS CORP.*		200	31,680
HANMI PHARM CO. LTD.*		100	20,351
HANSSEM CO. LTD.		800	132,929
MEDY-TOX INC.		200	59,115
NATURALENDO TECH CO. LTD.*		1,000	64,258
OCI MATERIALS CO. LTD.*		1,000	85,027
SAMSUNG ELECTRO-MECHANICS CO. LTD.*		500	34,611
SOULBRAIN CO. LTD.*		500	20,923
WONIK IPS CO. LTD.*		5,000	49,889
			700,032

THAILAND	3.3%
AIRPORTS OF THAILAND PCL		15,000	128,906
SRISAWAD POWER 1979 PCL*		40,000	47,914
			176,820

TOTAL EQUITIES
(COST: $4,250,766)			$5,049,348

TOTAL INVESTMENTS	95.1%
(COST: $4,250,766)			$5,049,348

OTHER ASSETS LESS LIABILITIES	4.9%		259,164

NET ASSETS - 100% (EQUIVALENT TO $10.03 PER SHARE BASED ON 529,108 SHARES OUTSTANDING)			$5,308,512

Cost of Investments is $4,267,339 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$902,825
Gross unrealized depreciation			(120,816)
Net unrealized appreciation			$782,009

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended March 31, 2015

ADS - American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets)
Consumer Discretionary	20.1%
Consumer Staples	4.1%
Energy	0.5%
Financials	17.8%
Health Care	14.2%
Industrials	19.6%
Information Technology	11.7%
Materials	4.9%
Telecommunication Services	0.9%
Utilities	1.3%

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS(a)

MARCH 31, 2015 (UNAUDITED)

		SHARES	VALUE
EQUITIES	93.6%
AUSTRALIA	4.0%
DOMINO'S PIZZA ENTERPRISES LTD.		67,300	$1,898,251
ECHO ENTERTAINMENT GROUP LTD.		475,700	1,631,924
ORORA LTD.		1,962,600	3,382,118
QANTAS AIRWAYS LTD.*		829,300	1,967,100
			8,879,393

CANADA	8.0%
CCL INDUSTRIES, INC.		15,472	1,740,692
COTT CORP.		271,900	2,547,703
DIRTT ENVIRONMENTAL SOLUTIONS LTD.*		144,200	754,813
DOLLARAMA, INC.		55,600	3,107,911
DOMINION DIAMOND CORP.*		129,600	2,214,230
FIRSTSERVICE CORP.		34,300	2,219,778
KEYERA CORP.		23,300	1,549,838
NEVSUN RESOURCES LTD.		314,400	1,059,915
PAREX RESOURCES, INC.*		200,400	1,276,826
SECURE ENERGY SERVICES, INC.		106,900	1,363,891
			17,835,597

CHINA	1.9%
CHINA TAIPING INSURANCE HLDGS. CO. LTD.*		1,251,029	4,267,508

DENMARK	6.2%
GENMAB A/S*		48,900	3,669,970
PANDORA A/S		46,900	4,269,984
ROYAL UNIBREW A/S*		8,352	1,399,830
SYDBANK A/S		53,830	1,685,004
WILLIAM DEMANT HLDG. A/S*		31,200	2,649,129
			13,673,917

FINLAND	2.6%
HUHTAMAKI OYJ*		82,100	2,553,893
KONECRANES OYJ		34,200	1,077,697
OUTOKUMPU OYJ*		193,500	1,537,846
UPONOR OYJ		29,500	498,442
			5,667,878

FRANCE	4.1%
APERAM SA*		65,800	2,639,507
EURONEXT NV*		62,600	2,645,483
METROPOLE TELEVISION SA*		82,600	1,656,530
TELEPERFORMANCE SA*		31,900	2,186,200
			9,127,720

GERMANY	4.9%
AURELIUS AG*		29,000	1,211,118
DIALOG SEMICONDUCTOR PLC*		113,400	5,100,988
KION GROUP AG*		27,100	1,107,979
SIXT SE*		31,800	1,412,977
STROEER MEDIA SE*		56,300	1,922,191
			10,755,253

HONG KONG	1.2%
SMARTONE TELECOMMUNICATIONS HLDGS. LTD.		1,405,000	2,683,068

IRELAND	2.0%
ICON PLC*		63,800	4,499,814

ITALY	4.8%
ASTALDI SPA*		142,500	1,204,845
AZIMUT HLDG. SPA*		101,700	2,898,920
BREMBO SPA*		57,200	2,337,438
ERG SPA*		69,100	904,244
MONCLER SPA*		132,900	2,228,033
SALINI IMPREGILO SPA*		252,400	1,086,948
			10,660,428

JAPAN	24.8%
AIDA ENGINEERING LTD.		156,900	1,799,200
ALPS ELECTRIC CO. LTD.		112,800	2,716,148
ASAHI INTECC CO. LTD.*		15,000	1,046,856
CYBERAGENT, INC.*		101,700	5,825,099
DAIHO CORP.		345,000	1,772,554
FINANCIAL PRODUCTS GROUP CO. LTD.*		169,500	1,870,141
FOSTER ELECTRIC CO. LTD.		85,200	2,122,505
FUJI MACHINE MANUFACTURING CO. LTD.		103,100	1,170,711
M3, INC.		109,000	2,312,421
MABUCHI MOTOR CO. LTD.*		61,400	3,248,177
MISUMI GROUP, INC.		61,700	2,486,591
OPEN HOUSE CO. LTD.*		75,300	1,769,719
SANTEN PHARMACEUTICAL CO. LTD.		201,100	2,933,209
SHIMADZU CORP.		97,000	1,080,280
TAKEUCHI MANUFACTURING CO. LTD.		57,500	2,598,250
TECHNOPRO HLDGS., INC.*		156,200	3,705,795
TEIJIN LTD.		857,000	2,907,637
TEMP HLDGS. CO. LTD.		37,500	1,293,892
TOWA PHARMACEUTICAL CO. LTD.		42,900	2,452,498
TREND MICRO, INC.*		34,300	1,130,202
TSURUHA HLDGS., INC.*		46,800	3,582,609
ZENKOKU HOSHO CO. LTD.		143,400	5,371,781
			55,196,275

NETHERLANDS	1.6%
ASM INTERNATIONAL NV*		14,900	686,977
BE SEMICONDUCTOR INDUSTRIES NV*		47,500	1,518,335
KONINKLIJKE BAM GROEP NV*		316,400	1,409,511
			3,614,823

NEW ZEALAND	1.0%
AIR NEW ZEALAND LTD.		769,400	1,564,972
MERIDIAN ENERGY LTD.		467,100	706,133
			2,271,105

SPAIN	1.5%
GAMESA CORP. TECHNOLOGICA SA*		272,667	3,433,904

SWEDEN	5.6%
HEXPOL AB*		20,800	2,094,421
HUSQVARNA AB*		419,400	3,037,940
INWIDO AB*		159,000	1,647,044
MEDA AB*		134,700	2,128,401
MYCRONIC AB*		311,300	1,927,727
SECURITAS AB*		110,300	1,583,503
			12,419,036

SWITZERLAND	4.8%
AMS AG*		106,000	5,061,058
FORBO HLDG. AG*		1,111	1,318,406
U-BLOX AG*		24,760	4,298,808
			10,678,272

UNITED KINGDOM	14.6%
ABCAM PLC		95,300	684,560
ASHTEAD GROUP PLC		83,200	1,334,397
ASOS PLC*		31,400	1,680,811
AUTO TRADER GROUP PLC*		68,600	256,194
BETFAIR GROUP PLC*		62,500	2,066,264
BRITVIC PLC		167,900	1,822,889
CREST NICHOLSON HLDGS. PLC		288,300	1,815,593
DOMINO'S PIZZA GROUP PLC		180,000	2,069,746
ESSENTRA PLC		207,100	3,044,441
HOWDEN JOINERY GROUP PLC*		551,800	3,621,858
IG GROUP HLDGS. PLC		205,300	2,155,848
JOHN WOOD GROUP PLC*		61,600	578,177
PETROFAC LTD.*		135,900	1,913,305
REDROW PLC		484,000	2,571,712
RIGHTMOVE PLC*		50,600	2,244,896
THOMAS COOK GROUP PLC*		1,525,000	3,284,146
VIRGIN MONEY HLDGS. UK PLC*		226,800	1,331,563
			32,476,400

TOTAL EQUITIES
(COST: $191,426,301)			$208,140,391

TOTAL INVESTMENTS	93.6%		$208,140,391
(COST: $191,426,301)

OTHER ASSETS LESS LIABILITIES	6.4%		14,290,196

NET ASSETS - 100% (EQUIVALENT TO $9.61 PER SHARE BASED ON 23,144,428 SHARES OUTSTANDING)			$222,430,587

Cost of investments is $194,771,552 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$17,455,264
Gross unrealized depreciation			(4,086,425)
Net unrealized appreciation			$13,368,839

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended March 31, 2015

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	22.9%
Consumer Staples	4.2%
Energy	3.4%
Financials	12.3%
Health Care	10.1%
Industrials	18.2%
Information Technology	10.6%
Materials	10.4%
Telecommunication Services	1.2%
Utilities	0.3%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2015:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 - Equities	$ 26,164,469	$ 9,048,854
Total Level 1	26,164,469	9,048,854
Level 2	-	-
Level 3	-	-
Total Investments	$ 26,164,469	$ 9,048,854

	Emerging Growth Fund	China Opportunities Fund
Level 1 - Equities
Total Asia	$ 6,251,051	$ 48,208,268
Total Australia	-	-
Total Europe	970,841	-
Total North America	28,813,785	-
Total Level 1	36,035,677	48,208,268
Level 2 – Equities
Total Asia	9,606,763	100,450,913
Total Australia	560,412	-
Total Europe	4,909,064	-
Total Commercial Paper	-	-
Total Level 2	15,076,239	100,450,913
Level 3	-	-
Total Investments	$ 51,111,916	$ 148,659,181

	International Opportunities Fund	Asia Opportunities Fund	International Opportunities Institutional Fund
Level 1 – Equites
Total Asia	$ -	$ 774,270	$ -
Total Australia	-	20,337	-
Total Europe	17,507,072	-	8,309,381
Total North America	37,570,608	-	17,835,597
Total Level 1	55,077,680	794,607	26,144,978
Level 2
Total Asia	130,597,740	3,946,676	62,146,853
Total Australia	23,405,475	308,065	11,150,497
Total Europe	228,618,546	-	108,698,063
Total Commercial Paper	-	-	-
Total Level 2	382,621,761	4,254,741	181,995,413
Level 3	-	-	-
Total Investments	$ 437,699,441	$ 5,049,348	$ 208,140,391

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

Significant transfers between Levels 1 and 2 included securities valued at $15,076,239, $7,658,939, $54,820,663, $126,290 and $35,096,377 at March 31, 2015 respectively for the Emerging Growth Fund, China Opportunities Fund, International Opportunities Fund, Asia Opportunities Fund and International Opportunities Institutional Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date:	May 29, 2015

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date:	May 29, 2015